Right of Use Assets and Operating Lease Liability	6 Months Ended
Jun. 30, 2025
Right of Use Assets and Operating Lease Liability [Abstract]
Right of use assets and operating lease liability

Note 7. Right of use assets and operating lease liability

Operating lease

The Company has entered into commercial operating leases for the use of offices and warehouses as lessee. These leases have varying terms, escalation clauses and renewal rights. On February 28, 2023, the Company entered into a new lease agreement for a lease term of five years for a four-story office and warehouse facility in Singapore. The Company is committed to pay a total rental fee of approximately $3.9 million for the full lease term.

Information pertaining to lease amounts recognized in the unaudited interim consolidated financial statements is summarized as follows:

	June 30,	December 31,
	2025	2024
Leasehold buildings	$3,751,350	$3,611,792
Accumulated amortization	(1,951,147)	(1,671,677)
ROU assets, net of accumulated amortization	$1,800,203	$1,940,115

	June 30,	December 31,
	2025	2024
Lease costs:
Operating lease costs	$398,567	$148,921
Short-term lease costs	315,344	497,785
Total lease costs	$713,911	$646,706
Supplemental cash flow information:
Operating cash flows from operating leases	$382,108	$450,780
Right-of-use obtained in exchange for new operating lease liabilities	96,571	91,718
Weighted-average remaining lease term (years):
Operating leases	3.11	3.12

As of June 30, 2025 and December 31, 2024, the weighted-average discount rate for operating leases was 6.0% and 6.0%, respectively.

Operating leases
Periods Ended June 30,
2025	$405,529
2026	809,376
2027	771,028
2028	223,638
Total operating lease payment	2,209,571
Less: Imputed interest	(150,095)
Present value of operating lease liabilities	2,059,476

Operating lease liabilities – current	$(731,254)
Operating lease liabilities – non-current	$1,328,222